CONSOLIDATED STATEMENT OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities
Net income	$ 10,784	66,911	62,018	9,844
Adjustments to reconcile net income to net cash from operating activities
Depreciation of property and equipment	3,495	21,684	11,702	5,575
Amortization of intangible assets	9,197	57,066	14,178	5,280
Impairment loss on receivables	877	5,441	11,232
Impairment loss of intangible assets	1,338	8,304	0	0
Impairment loss of equity method investment	76	472	0	0
Impairment loss of an available-for-sale security	1,397	8,664	0	0
Changes in fair value of contingent consideration	2,216	13,749	1,067	297
Change in fair value of redemption right granted to a non-controlling shareholder	(576)	(3,576)	(11,146)
Changes in fair value of put options granted to employees	(129)	(799)
Deemed disposal gain of intangible assets			(3,600)
Deemed employee compensation attributable to redemption right granted to a non-controlling shareholder			14,697
Losses on equity method investments	878	5,447	1,849	0
Gain on disposal of an available-for-sale security	(317)	(1,967)
Deferred income tax (benefit) expenses	2,080	12,906	33,910	2,402
Share-based compensation	27,927	173,274	37,396	20,287
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities, Total	59,243	367,576	173,303	43,685
Changes in operating assets and liabilities
Accounts receivable	(24,494)	(151,979)	(55,867)	(23,391)
Prepayments and other current assets	(13,778)	(85,484)	(45,433)	(1,905)
Due from related parties	(4,948)	(30,702)	4,630	(11,086)
Other non-current assets	(2,565)	(15,917)	(1,665)	(541)
Accounts payable	6,182	38,354	12,487	1,418
Accrued expense and other current liabilities	36,324	225,374	97,115	38,332
Deferred revenue	4,772	29,608	(4,258)	(935)
Due to related parties	(324)	(2,008)	5,023	(2,131)
Income tax payable	(1,450)	(8,995)	11,974	1,560
Other non-current liabilities	(707)	(4,385)	872	782
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total	58,255	361,442	198,181	45,788
Cash flows from investing activities
Purchase of property and equipment	(5,829)	(36,169)	(27,641)	(12,315)
Purchase of intangible assets	(19,408)	(120,420)	(2,359)	(5,547)
Purchase of cost method investments	(24,386)	(151,304)
Purchase of available-for-sale securities	(17,854)	(110,774)	(36,582)
Purchase of equity method investments	(20,265)	(125,739)	(4,400)
Purchase of held-to-maturity investments	(223,732)	(1,388,167)	(105,000)	(95,376)
Prepayment for investment	(967)	(6,000)
Prepayment for intangible assets	(3,945)	(24,476)
Acquisition of business, net of cash acquired	(31,460)	(195,199)	(52,785)
Proceeds from disposal of property and equipment	16	100	74
Proceeds from sales of available-for-sale securities	2,752	17,076
Maturity of held-to-maturity investments	154,698	959,837	145,376	71,000
Entrusted loan to a third party				(8,000)
Entrusted loan to an investor of an equity investee			(14,000)
Repayment of entrusted loans from a third party	161	1,000		2,000
Repayment of entrusted loans from an investor of an equity investee	796	4,940	5,060
Repayment of loans to investors of an equity investee			(5,530)
Settlement of contingent consideration			(3,000)	(3,000)
Net Cash Used in Investing Activities	(189,423)	(1,175,295)	(100,787)	(51,238)
Cash flows from financing activities
Proceeds from issuance of ordinary shares				628
Proceeds from the initial public offering ("IPO") and concurrent private placement, net of issuance cost of RMB16,429 (US$2,468)	227,117	1,409,177
Proceeds from exercise of restricted shares with an option feature		2
Capital contribution from a noncontrolling interest shareholder	1,088	6,750
Distribution to a shareholder due to common control acquisition	(4,960)	(30,775)	(17,693)
Settlement of contingent consideration	(687)	(4,265)
Net Cash Provided by financing activities	222,558	1,380,889	304,272	628
Effect of exchange rate changes on cash	(691)	(4,287)	(5,506)	(151)
Net increase (decrease) in cash and cash equivalents	90,699	562,749	396,160	(4,973)
Cash and cash equivalents at beginning of year	85,507	530,536	134,376	139,349
Cash and cash equivalents at end of year	176,206	1,093,285	530,536	134,376
Supplemental disclosures
Income taxes paid	(3,288)	(20,410)	(3,329)	(173)
Non-cash investing and financing activities:
Capital injections to an equity investee by intangible assets			3,600
Acquisition of fixed assets included in accrued expenses and other current liabilities	122	755
Non-cash acquisition of an equity method investment	$ 806	5,000